Income Taxes - Summary of Income Tax Expense (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax	$ (309,989)	$ (287,309)	$ (156,907)
Deferred income tax	104,741	85,946	65,095
Total	$ (205,248)	$ (201,363)	$ (91,812)